Accrued Warranty	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Product Warranties Disclosures [Abstract]
Accrued Warranty
Note 8. Accrued Warranty
Activity in the warranty accrual is included in accrued expenses in the condensed balance sheets and consisted of the following (in thousands):

	Nine Months Ended September 30, 2021	Year Ended December 31, 2020
Balance at beginning of period	$204	$234
Increase in warranty accrual	—	19
Change in liability for pre-existing warranties	—	4
Claims satisfied	(9)	(53)

Total accrued warranty	$195	$204

The accrued warranty balances at September 30, 2021 and December 31, 2020 each included $0.1 million related to the voluntary recall of catheters, which occurred in September 2019. Warranty expense is included in cost of revenue in the accompanying condensed statements of operations.

Note 8—Accrued Warranty
Activity in the product warranty accrual is included in accrued expenses above and consists of the following (in thousands):

	Year ended December 31,
	2020	2019
Balance at beginning of period	$234	$50
Increase in warranty accrual	19	709
Change in liability for pre-existing warranties	4	(28)
Claims satisfied	(53)	(497)

Accrued warranty	$204	$234

Warranty expense was approximately $19,000 and $0.7 million for the years ended December 31, 2020 and 2019, respectively. The accrued warranty balances at December 31, 2020 and 2019 include $0.1 million and $0.2 million, respectively, relating to the voluntary recall of catheters, which was initiated in September 2019. Warranty expense is included in cost of revenue in the accompanying statements of operations.